UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON

DEVELOPED EX-US DIVERSIFIED CORE ETF

DDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Developed ex-US Diversified Core ETF for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason Developed ex-US Diversified Core ETF

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Legg Mason Developed ex-US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iii took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandiv lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanv announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinavi kept rates steady at 4.35%.

Q. How did the international stock market perform during the reporting period?

A. International equities rallied sharply during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexvii, declined during the first month of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last five months of the period, returning 11.47% for the six months ended April 30, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities were largely flat during the first month of the reporting period and then rallied sharply. All told, the MSCI Emerging Markets Indexviii generated an 8.88% return over the reporting period.

Performance review

For the six months ended April 30, 2017, Legg Mason Developed ex-US Diversified Core ETF generated a 9.59% return on a net asset value (“NAV”)ix basis and 10.14% based on its market pricex per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2017 based on its NAV and market price as of April 30, 2017. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States, the QS DBI Developed ex-US Diversified Indexxi, which returned 9.63% for the same period. The Fund’s broad market index, the MSCI World ex-US Indexxii, returned 10.84% over the same time frame. The Lipper International Multi-Cap Core Funds Category Average1 returned 10.89% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 457 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Legg Mason Developed ex-US Diversified Core ETF

Performance Snapshot as of April 30, 2017 (unaudited)
6 months
Legg Mason Developed ex-US Diversified Core ETF:
$26.43 (NAV)	9.59%*†
$26.62 (Market Price)	10.14%*‡
QS DBI Developed ex-US Diversified Index	9.63%
MSCI World ex-US Index	10.84%
Lipper International Multi-Cap Core Funds Category Average	10.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)xiii at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratio for the Fund was 0.41%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “DDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. In rising markets, the

Legg Mason Developed ex-US Diversified Core ETF	V

Investment commentary (cont’d)

value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the

Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rule-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of future performance.

VI	Legg Mason Developed ex-US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iv	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

[v]

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

vi	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

[x]	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

xi

The QS DBI Developed ex-US Diversified Index (the “Underlying Index”) seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of equity securities in developed markets outside the United States that are included in the MSCI World ex-US Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a highly diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 900 to 1,000. As of December 31, 2016, the Underlying Index consisted of securities from the following 20 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain countries and sectors, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

xii	The MSCI World ex-US Index captures large and mid-cap companies across 22 of 23 developed markets countries, excluding the United States.

xiii	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason Developed ex-US Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016. The composition of the Fund’s investments is subject to change at any time.
*	Represents less than 0.1%.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
9.59%	$1,000.00	$1,095.90	0.40%	$2.08	5.00%	$1,000.00	$1,022.81	0.40%	$2.01

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 8.3%
Auto Components — 0.6%
Bridgestone Corp.	100	$4,170
Compagnie Generale des Etablissements Michelin	26	3,397
Continental AG	21	4,701
Denso Corp.	100	4,305
Magna International Inc.	297	12,406
Valeo SA	35	2,516
Total Auto Components		31,495
Automobiles — 1.1%
Bayerische Motoren Werke AG	38	3,628
Daimler AG, Registered Shares	68	5,066
Ferrari NV	160	12,035
Fiat Chrysler Automobiles NV	1,083	12,257	*
Honda Motor Co., Ltd.	200	5,799
Nissan Motor Co., Ltd.	400	3,798
Renault SA	35	3,264
Subaru Corp.	100	3,778
Toyota Motor Corp.	194	10,503
Total Automobiles		60,128
Distributors — 0.3%
Jardine Cycle & Carriage Ltd.	400	13,522
Hotels, Restaurants & Leisure — 2.3%
Aristocrat Leisure Ltd.	1,659	24,398
Compass Group PLC	195	3,935
Crown Resorts Ltd.	1,160	10,858
Domino’s Pizza Enterprises Ltd.	193	8,833
Flight Centre Travel Group Ltd.	146	3,438
Galaxy Entertainment Group Ltd.	1,000	5,567
Genting Singapore PLC	27,500	21,946
Restaurant Brands International Inc.	198	11,114
Sands China Ltd.	1,130	5,128
TABCORP Holdings Ltd.	2,812	10,002
Tatts Group Ltd.	4,536	14,605
Total Hotels, Restaurants & Leisure		119,824
Household Durables — 0.4%
Husqvarna AB, Class B Shares	406	4,036
Panasonic Corp.	400	4,774

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Household Durables — continued
Sekisui House Ltd.	197	$3,269
Sony Corp.	97	3,271
Techtronic Industries Co., Ltd.	960	4,122
Total Household Durables		19,472
Media — 1.2%
Altice NV, Class A Shares	702	17,439	*
Altice NV, Class B Shares	226	5,620	*
Publicis Groupe SA	52	3,754
REA Group Ltd.	141	6,492
Shaw Communications Inc., Class B Shares	197	4,176
Singapore Press Holdings Ltd.	7,259	18,029
Vivendi	152	3,016
WPP PLC	182	3,896
Total Media		62,422
Multiline Retail — 0.4%
Canadian Tire Corp., Ltd., Class A Shares	50	6,102
Dollarama Inc.	98	8,579
Harvey Norman Holdings Ltd.	1,509	4,735
Total Multiline Retail		19,416
Specialty Retail — 1.0%
Dufry AG, Registered Shares	27	4,423	*
Hennes & Mauritz AB, Class B Shares	452	11,196
Industria de Diseno Textil SA	1,027	39,390
Total Specialty Retail		55,009
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG	16	3,205
Compagnie Financiere Richemont SA, Registered Shares	190	15,878
Gildan Activewear Inc.	198	5,551
Kering SA	15	4,649
Luxottica Group SpA	207	11,996
LVMH Moet Hennessy Louis Vuitton SE	33	8,142
Swatch Group AG	15	6,005
Total Textiles, Apparel & Luxury Goods		55,426
Total Consumer Discretionary		436,714
Consumer Staples — 8.5%
Beverages — 1.8%
Anheuser-Busch InBev SA/NV	293	33,002
Asahi Group Holdings Ltd.	100	3,772

See Notes to Financial Statements.

4	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Beverages — continued
Carlsberg A/S, Class B Shares	167	$16,668
Coca-Cola Amatil Ltd.	472	3,312
Diageo PLC	172	5,005
Heineken Holding NV	45	3,770
Heineken NV	60	5,349
Kirin Holdings Co., Ltd.	300	5,829
Pernod Ricard SA	43	5,379
Suntory Beverage & Food Ltd.	100	4,472
Treasury Wine Estates Ltd.	899	8,078
Total Beverages		94,636
Food & Staples Retailing — 2.7%
Aeon Co., Ltd.	200	2,967
Alimentation Couche-Tard Inc., Class B Shares	394	18,120
Carrefour SA	118	2,780
Empire Co., Ltd., Class A Shares	197	3,035
George Weston Ltd.	98	8,801
ICA Gruppen AB	95	3,243
Koninklijke Ahold Delhaize NV	363	7,521
Loblaw Cos., Ltd.	197	11,056
Metro AG	112	3,686
Metro Inc.	197	6,751
Seven & I Holdings Co., Ltd.	192	8,112
Tesco PLC	1,143	2,713	*
Wesfarmers Ltd.	1,066	34,324
Woolworths Ltd.	1,443	29,044
Total Food & Staples Retailing		142,153
Food Products — 1.9%
Ajinomoto Co. Inc.	200	3,891
Danone SA	113	7,900
Kerry Group PLC, Class A Shares	457	37,346
Nestle SA, Registered Shares	388	29,890
Nisshin Seifun Group Inc.	200	3,066
Nissin Foods Holdings Co., Ltd.	100	5,723
Saputo Inc.	195	6,411
Toyo Suisan Kaisha Ltd.	98	3,675
Total Food Products		97,902
Household Products — 0.6%
Henkel AG & Co. KGaA	35	4,085

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Household Products — continued
Reckitt Benckiser Group PLC	45	$4,145
Svenska Cellulosa AB SCA, Class B Shares	646	21,399
Unicharm Corp.	195	4,738
Total Household Products		34,367
Personal Products — 0.9%
Beiersdorf AG	33	3,283
Kao Corp.	100	5,515
L’Oreal SA	48	9,561
Shiseido Co., Ltd.	197	5,330
Unilever NV, CVA	383	20,086
Unilever PLC	95	4,887
Total Personal Products		48,662
Tobacco — 0.6%
British American Tobacco PLC	123	8,308
Imperial Brands PLC	62	3,037
Japan Tobacco Inc.	300	9,973
Swedish Match AB	237	7,819
Total Tobacco		29,137
Total Consumer Staples		446,857
Energy — 7.7%
Energy Equipment & Services — 0.1%
Tenaris SA	302	4,730
Oil, Gas & Consumable Fuels — 7.6%
BP PLC	3,216	18,432
Caltex Australia Ltd.	367	8,208
Canadian Natural Resources Ltd.	197	6,275
Cenovus Energy Inc.	197	1,964
Enagas SA	316	8,313
Enbridge Inc.	397	16,455
Encana Corp.	300	3,211
Eni SpA	2,143	33,311
Idemitsu Kosan Co., Ltd.	197	6,300
Imperial Oil Ltd.	98	2,851
Inpex Corp.	1,875	17,972
JX Holdings Inc.	6,691	30,197
Oil Search Ltd.	1,843	9,964
Origin Energy Ltd.	2,332	12,538
Pembina Pipeline Corp.	98	3,123

See Notes to Financial Statements.

6	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Repsol SA	2,363	$37,413
Royal Dutch Shell PLC, Class A Shares	728	18,882
Royal Dutch Shell PLC, Class B Shares	647	17,200
Santos Ltd.	2,238	5,832
Showa Shell Sekiyu KK	394	3,807
Snam SpA	1,736	7,674
Statoil ASA	2,683	44,279
Suncor Energy Inc.	295	9,245
Total SA	963	49,481
TransCanada Corp.	197	9,147
Woodside Petroleum Ltd.	723	17,422
Total Oil, Gas & Consumable Fuels		399,496
Total Energy		404,226
Financials — 13.0%
Banks — 8.7%
Australia & New Zealand Banking Group Ltd.	512	12,560
Banco Bilbao Vizcaya Argentaria SA	1,600	12,808
Banco de Sabadell SA	2,422	4,659
Banco Santander SA	3,942	25,708
Bank Hapoalim B.M.	1,718	10,725
Bank Leumi Le-Israel	2,303	10,778	*
Bank of Nova Scotia	98	5,448
Barclays PLC	1,480	4,069
BNP Paribas SA	139	9,809
BOC Hong Kong Holdings Ltd.	1,000	4,114
CaixaBank SA	1,031	4,682
Commonwealth Bank of Australia	290	18,979
Credit Agricole SA	297	4,416
Danske Bank A/S	941	34,177
DBS Group Holdings Ltd.	900	12,465
DNB ASA	1,547	24,162
Erste Group Bank AG	865	30,924	*
Hang Seng Bank Ltd.	200	4,055
HSBC Holdings PLC	1,001	8,252
ING Groep NV	1,432	23,312
Intesa Sanpaolo SpA	5,949	17,328
KBC Group NV	282	20,360
Lloyds Banking Group PLC	6,906	6,190

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Banks — continued
Mediobanca SpA	389	$3,740
Mitsubishi UFJ Financial Group Inc.	1,500	9,543
Mizrahi Tefahot Bank Ltd.	443	7,155
Mizuho Financial Group Inc.	3,800	6,940
National Australia Bank Ltd.	465	11,839
Nordea Bank AB	707	8,701
Oversea-Chinese Banking Corp., Ltd.	1,667	11,693
Raiffeisen Bank International AG	348	7,934	*
Royal Bank of Canada	98	6,710
Skandinaviska Enskilda Banken AB, Class A Shares	389	4,480
Societe Generale SA	100	5,469
Standard Chartered PLC	444	4,147	*
Sumitomo Mitsui Financial Group Inc.	200	7,399
Svenska Handelsbanken AB, Class A Shares	359	5,095
Swedbank AB, Class A Shares	211	5,000
Toronto-Dominion Bank	197	9,269
UniCredit SpA	733	11,929
United Overseas Bank Ltd.	686	10,704
Westpac Banking Corp.	572	15,017
Total Banks		462,744
Capital Markets — 1.0%
Brookfield Asset Management Inc., Class A Shares	98	3,622
Credit Suisse Group AG, Registered Shares	246	3,741	*
Deutsche Bank AG, Registered Shares	161	2,899	*
Deutsche Boerse AG, Registered Shares	64	6,264
Hong Kong Exchanges & Clearing Ltd.	300	7,390
Julius Baer Group Ltd.	77	4,012	*
Macquarie Group Ltd.	61	4,248
Nomura Holdings Inc.	600	3,601
Singapore Exchange Ltd.	600	3,178
Thomson Reuters Corp.	98	4,453
UBS Group AG, Registered Shares	656	11,208
Total Capital Markets		54,616
Diversified Financial Services — 0.4%
EXOR NV	65	3,650
Groupe Bruxelles Lambert SA	77	7,382
Investor AB, Class B Shares	74	3,383
Kinnevik AB, Class B Shares	119	3,176

See Notes to Financial Statements.

8	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Diversified Financial Services — continued
ORIX Corp.	197	$3,006
Total Diversified Financial Services		20,597
Insurance — 2.9%
AEGON NV	785	4,001
Ageas	195	7,987
AIA Group Ltd.	1,949	13,493
Allianz SE, Registered Shares	61	11,615
Assicurazioni Generali SpA	463	7,328
Aviva PLC	716	4,864
AXA SA	256	6,835
Dai-ichi Life Holdings Inc.	200	3,402
Gjensidige Forsikring ASA	362	5,561
Insurance Australia Group Ltd.	640	2,976
Manulife Financial Corp.	197	3,455
MS&AD Insurance Group Holdings Inc.	98	3,193
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	4,600
NN Group NV	104	3,448
Prudential PLC	163	3,623
Sampo OYJ, Class A Shares	680	32,584
Sompo Holdings Inc.	98	3,698
Sun Life Financial Inc.	98	3,461
Suncorp Group Ltd.	378	3,906
Swiss Re AG	54	4,700
Tokio Marine Holdings Inc.	100	4,209
Tryg A/S	228	4,374
UnipolSai SpA	841	1,933
Zurich Insurance Group AG	23	6,366	*
Total Insurance		151,612
Total Financials		689,569
Health Care — 12.5%
Biotechnology — 1.6%
CSL Ltd.	534	53,001
Genmab A/S	116	23,070	*
Shire PLC	124	7,287
Total Biotechnology		83,358
Health Care Equipment & Supplies — 1.0%
Cochlear Ltd.	80	8,379
Coloplast A/S, Class B Shares	153	13,097

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Essilor International SA	54	$6,997
Hoya Corp.	100	4,776
Olympus Corp.	97	3,733
Smith & Nephew PLC	170	2,796
Sysmex Corp.	98	5,961
Terumo Corp.	97	3,537
William Demant Holding A/S	178	4,075	*
Total Health Care Equipment & Supplies		53,351
Health Care Providers & Services — 0.6%
Fresenius Medical Care AG & Co. KGaA	31	2,750
Fresenius SE & Co. KGaA	51	4,134
Healthscope Ltd.	3,394	5,617
Medipal Holdings Corp.	197	3,259
Ramsay Health Care Ltd.	163	8,751
Sonic Healthcare Ltd.	489	8,088
Total Health Care Providers & Services		32,599
Health Care Technology — 0.0%
M3 Inc.	98	2,505
Pharmaceuticals — 9.3%
Astellas Pharma Inc.	581	7,651
AstraZeneca PLC	178	10,692
Bayer AG, Registered Shares	94	11,632
Chugai Pharmaceutical Co., Ltd.	100	3,543
Daiichi Sankyo Co., Ltd.	194	4,304
Eisai Co., Ltd.	100	5,250
GlaxoSmithKline PLC	667	13,390
Merck KGaA	38	4,462
Novartis AG, Registered Shares	167	12,848
Novo Nordisk A/S, Class B Shares	3,600	140,083
Otsuka Holdings Co., Ltd.	97	4,461
Roche Holding AG	52	13,604
Sanofi	312	29,435
Santen Pharmaceutical Co., Ltd.	197	2,769
Shionogi & Co., Ltd.	97	4,989
Takeda Pharmaceutical Co., Ltd.	192	9,201
Taro Pharmaceuticals Industries Ltd.	100	11,685	*
Teva Pharmaceutical Industries Ltd., ADR	4,610	145,584
UCB SA	482	37,572

See Notes to Financial Statements.

10	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Pharmaceuticals — continued
Valeant Pharmaceuticals International Inc.	1,870	$17,329	*
Total Pharmaceuticals		490,484
Total Health Care		662,297
Industrials — 9.6%
Aerospace & Defense — 0.7%
Airbus SE	80	6,469
BAE Systems PLC	601	4,881
CAE Inc.	297	4,536
Leonardo SpA	444	6,979	*
Rolls-Royce Holdings PLC	311	3,271	*
Rolls-Royce Holdings PLC, C Shares	22,081	29	*(a)
Safran SA	41	3,395
Singapore Technologies Engineering Ltd.	2,700	7,324
Total Aerospace & Defense		36,884
Air Freight & Logistics — 0.1%
Deutsche Post AG, Registered Shares	123	4,422
Airlines — 0.3%
International Consolidated Airlines Group SA	710	5,149
Qantas Airways Ltd.	1,135	3,604
Singapore Airlines Ltd.	881	6,463
Total Airlines		15,216
Building Products — 0.3%
Assa Abloy AB, Class B Shares	251	5,438
Compagnie de Saint-Gobain	79	4,264
Geberit AG, Registered Shares	9	4,099
Total Building Products		13,801
Commercial Services & Supplies — 0.6%
Brambles Ltd.	2,261	17,506
ISS A/S	137	5,682
Secom Co., Ltd.	98	7,109
Total Commercial Services & Supplies		30,297
Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	170	6,302
CIMIC Group Ltd.	154	4,270
Ferrovial SA	488	10,384
Skanska AB, Class B Shares	129	3,086
SNC-Lavalin Group Inc.	98	3,942
Vinci SA	58	4,934
Total Construction & Engineering		32,918

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Electrical Equipment — 0.7%
ABB Ltd., Registered Shares	433	$10,601	*
Legrand SA	61	3,949
Prysmian SpA	224	6,468
Schneider Electric SE	77	6,081
Vestas Wind Systems A/S	103	8,870
Total Electrical Equipment		35,969
Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd.	1,000	12,490
Jardine Matheson Holdings Ltd.	100	6,453
Keppel Corp., Ltd.	2,746	12,795
Koninklijke Philips NV	236	8,180
SembCorp Industries Ltd.	2,263	4,908
Siemens AG, Registered Shares	99	14,192
Total Industrial Conglomerates		59,018
Machinery — 1.2%
Atlas Copco AB, Class A Shares	166	6,207
CNH Industrial NV	1,022	11,277
Komatsu Ltd.	200	5,332
Kone OYJ, Class B Shares	252	11,546
Metso OYJ	142	5,094
Sandvik AB	294	4,720
Schindler Holding AG	19	3,882
Volvo AB, Class B Shares	391	6,397
Wartsila OYJ Abp	107	6,515
Zardoya Otis SA	303	2,809
Total Machinery		63,779
Marine — 0.2%
A.P. Moller — Maersk A/S, Class A Shares	2	3,318
A.P. Moller — Maersk A/S, Class B Shares	3	5,189
Kuehne & Nagel International AG, Registered Shares	24	3,628
Total Marine		12,135
Professional Services — 0.7%
Adecco Group AG, Registered Shares	51	3,788
Experian PLC	180	3,868
Randstad Holding NV	78	4,648
RELX NV	239	4,622
RELX PLC	190	3,854
Seek Ltd.	330	4,211

See Notes to Financial Statements.

12	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Professional Services — continued
SGS SA, Registered Shares	2	$4,500
Wolters Kluwer NV	110	4,672
Total Professional Services		34,163
Road & Rail — 1.5%
Aurizon Holdings Ltd.	2,691	10,377
Canadian National Railway Co.	394	28,480
Canadian Pacific Railway Ltd.	98	15,016
ComfortDelGro Corp., Ltd.	3,800	7,452
DSV A/S	117	6,518
East Japan Railway Co.	100	8,929
MTR Corp. Ltd.	500	2,880
Total Road & Rail		79,652
Trading Companies & Distributors — 0.4%
Bunzl PLC	112	3,493
ITOCHU Corp.	300	4,242
Mitsubishi Corp.	200	4,312
Mitsui & Co., Ltd.	300	4,233
Sumitomo Corp.	295	3,939
Wolseley PLC	50	3,176
Total Trading Companies & Distributors		23,395
Transportation Infrastructure — 1.2%
Abertis Infraestructuras SA	611	10,749
Aena SA	54	9,529
Atlantia SpA	419	10,625
Hutchison Port Holdings Trust, Class U Shares	7,689	3,114
Sydney Airport	1,487	7,672
Transurban Group	2,550	23,295
Total Transportation Infrastructure		64,984
Total Industrials		506,633
Information Technology — 12.7%
Communications Equipment — 3.5%
Nokia OYJ	30,604	175,019
Telefonaktiebolaget LM Ericsson, Class B Shares	1,620	10,443
Total Communications Equipment		185,462
Electronic Equipment, Instruments & Components — 0.5%
Hexagon AB, Class B Shares	151	6,575
Hitachi Ltd.	1,000	5,518
Ingenico Group SA	38	3,443

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Kyocera Corp.	100	$5,661
Omron Corp.	98	4,101
Total Electronic Equipment, Instruments & Components		25,298
Internet Software & Services — 0.6%
Auto Trader Group PLC	5,412	28,115
United Internet AG, Registered Shares	66	3,038
Total Internet Software & Services		31,153
IT Services — 2.9%
Amadeus IT Group SA	687	37,043
Atos SE	53	6,945
Cap Gemini SA	116	11,613
CGI Group Inc., Class A Shares	1,195	57,673	*
Nomura Research Institute Ltd.	100	3,481
Worldpay Group PLC	10,105	39,264
Total IT Services		156,019
Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV	96	12,690
Infineon Technologies AG	293	6,064
NXP Semiconductors NV	95	10,047	*
STMicroelectronics NV	410	6,632
Total Semiconductors & Semiconductor Equipment		35,433
Software — 3.7%
Check Point Software Technologies Ltd.	100	10,401	*
Constellation Software Inc.	100	45,737
Dassault Systemes SA	69	6,158
Gemalto NV	28	1,568
Mobileye NV	200	12,384	*
NICE Ltd.	40	2,739
Open Text Corp.	1,394	48,334
Sage Group PLC	5,918	51,356
SAP SE	193	19,356
Total Software		198,033
Technology Hardware, Storage & Peripherals — 0.8%
BlackBerry Ltd.	2,787	26,031	*
Canon Inc.	300	9,947
FUJIFILM Holdings Corp.	100	3,708
Ricoh Co., Ltd.	295	2,456
Total Technology Hardware, Storage & Peripherals		42,142
Total Information Technology		673,540

See Notes to Financial Statements.

14	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Materials — 7.0%
Chemicals — 3.1%
Agrium Inc.	50	$4,693
Air Liquide SA	118	14,216
Akzo Nobel NV	154	13,467
Arkema SA	41	4,342
BASF SE	109	10,622
Croda International PLC	75	3,656
Givaudan SA, Registered Shares	2	3,853
Johnson Matthey PLC	93	3,588
JSR Corp.	200	3,653
Kansai Paint Co., Ltd.	200	4,428
Koninklijke DSM NV	110	7,869
Kuraray Co., Ltd.	300	4,839
Linde AG	31	5,570
Mitsubishi Chemical Holdings Corp.	689	5,392
Nippon Paint Holdings Co., Ltd.	100	3,835
Nitto Denko Corp.	100	7,525
Potash Corp. of Saskatchewan Inc.	294	4,958
Shin-Etsu Chemical Co., Ltd.	97	8,427
Solvay SA	116	14,752
Sumitomo Chemical Co., Ltd.	984	5,552
Syngenta AG, Registered Shares	18	8,365
Teijin Ltd.	196	3,796
Umicore SA	148	8,665
Yara International ASA	256	9,517
Total Chemicals		165,580
Construction Materials — 0.6%
CRH PLC	381	13,893
CRH PLC	158	5,769
HeidelbergCement AG	31	2,870
James Hardie Industries PLC	204	3,463
LafargeHolcim Ltd., Registered Shares	85	4,818
Total Construction Materials		30,813
Containers & Packaging — 0.1%
Amcor Ltd.	431	5,070
Metals & Mining — 2.7%
Agnico-Eagle Mines Ltd.	98	4,684
Anglo American PLC	434	6,220	*

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
ArcelorMittal	515	$4,063	*
Barrick Gold Corp.	492	8,225
BHP Billiton Ltd.	988	17,548
BHP Billiton PLC	578	8,796
First Quantum Minerals Ltd.	300	2,859
Fortescue Metals Group Ltd.	584	2,322
Franco-Nevada Corp.	98	6,665
Glencore PLC	3,349	13,171	*
Goldcorp Inc.	294	4,097
JFE Holdings Inc.	300	5,115
Mitsubishi Materials Corp.	100	2,974
Newcrest Mining Ltd.	305	4,833
Nippon Steel & Sumitomo Metal Corp.	300	6,756
Norsk Hydro ASA	1,976	11,277
Randgold Resources Ltd.	40	3,526
Rio Tinto Ltd.	95	4,300
Rio Tinto PLC	349	13,841
Silver Wheaton Corp.	197	3,931
South32 Ltd.	2,446	5,092
Teck Resources Ltd., Class B Shares	200	4,149
Total Metals & Mining		144,444
Paper & Forest Products — 0.5%
Oji Holdings Corp.	1,000	4,835
Stora Enso OYJ, Class R Shares	552	6,566
UPM-Kymmene OYJ	448	11,825
Total Paper & Forest Products		23,226
Total Materials		369,133
Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Ascendas Real Estate Investment Trust	1,700	3,115
CapitaLand Commercial Trust	2,559	2,977
CapitaLand Mall Trust	2,000	2,820
Link REIT	492	3,539
RioCan Real Estate Investment Trust	200	3,799
Scentre Group	1,651	5,328
Suntec Real Estate Investment Trust	2,559	3,242
Unibail-Rodamco SE	17	4,175
Westfield Corp.	925	6,289
Total Equity Real Estate Investment Trusts (REITs)		35,284

See Notes to Financial Statements.

16	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Real Estate Management & Development — 0.8%
Azrieli Group Ltd.	109	$5,805
CapitaLand Ltd.	1,800	4,844
Cheung Kong Property Holdings Ltd.	492	3,530
Daiwa House Industry Co., Ltd.	100	2,970
Deutsche Wohnen AG	90	3,077
Global Logistic Properties Ltd.	2,263	4,665
Hongkong Land Holdings Ltd.	594	4,580
New World Development Co., Ltd.	3,000	3,737
Swire Pacific Ltd., Class A Shares	492	4,738
Vonovia SE	81	2,932
Total Real Estate Management & Development		40,878
Total Real Estate		76,162
Telecommunication Services — 10.2%
Diversified Telecommunication Services — 8.1%
BCE Inc.	195	8,878
BT Group PLC	2,310	9,118
Deutsche Telekom AG, Registered Shares	1,879	32,953
Iliad SA	25	6,070
Koninklijke KPN NV	12,706	36,747
Nippon Telegraph & Telephone Corp.	200	8,556
Orange SA	1,916	29,637
SFR Group SA	173	5,665	*
Singapore Telecommunications Ltd.	15,352	41,096
Swisscom AG, Registered Shares	69	30,097
Telecom Italia SpA	29,424	26,122	*
Telecom Italia SpA, Savings Shares	18,511	13,218
Telefonica Deutschland Holding AG	650	3,151
Telefonica SA	4,234	46,836
Telenor ASA	1,990	32,170
Telia Co. AB	5,139	20,945
Telstra Corp., Ltd.	16,553	52,306
TELUS Corp.	294	9,782
TPG Telecom Ltd.	1,536	6,786
Vocus Group Ltd.	2,314	5,839
Total Diversified Telecommunication Services		425,972
Wireless Telecommunication Services — 2.1%
KDDI Corp.	600	15,908
Millicom International Cellular SA, SDR	108	5,926

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Wireless Telecommunication Services — continued
NTT DoCoMo Inc.	500	$12,057
Rogers Communications Inc., Class B Shares	589	27,007
SoftBank Group Corp.	287	21,734
StarHub Ltd.	1,181	2,358
Tele2 AB, Class B Shares	582	5,861
Vodafone Group PLC	8,323	21,457
Total Wireless Telecommunication Services		112,308
Total Telecommunication Services		538,280
Utilities — 7.8%
Electric Utilities — 3.3%
AusNet Services	4,908	6,431
Chubu Electric Power Co. Inc.	600	8,060
Chugoku Electric Power Co. Inc.	400	4,360
CLP Holdings Ltd.	1,000	10,549
Electricite de France SA	294	2,455
Endesa SA	155	3,653
Enel SpA	7,251	34,469
Fortis Inc.	784	25,512
Hokuriku Electric Power Co.	300	2,772
Hydro One Ltd.	300	5,283
Iberdrola SA	2,837	20,403
Kansai Electric Power Co. Inc.	600	8,111	*
Kyushu Electric Power Co. Inc.	500	5,391	*
Power Assets Holdings Ltd.	1,000	8,999
Red Electrica Corporacion SA	208	4,056
SSE PLC	365	6,576
Terna-Rete Elettrica Nazionale SpA	899	4,534
Tohoku Electric Power Co. Inc.	590	7,865
Tokyo Electric Power Co. Holdings Inc.	1,673	6,498	*
Total Electric Utilities		175,977
Gas Utilities — 1.0%
APA Group	3,510	24,075
Gas Natural SDG SA	175	3,958
Hong Kong & China Gas Co. Ltd.	4,600	9,190
Osaka Gas Co., Ltd.	1,968	7,367
Tokyo Gas Co., Ltd.	1,952	9,062
Total Gas Utilities		53,652

See Notes to Financial Statements.

18	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co., Ltd.		197	$4,568
Multi-Utilities — 3.3%
AGL Energy Ltd.		1,942	38,914
ATCO Ltd., Class I Shares		295	10,734
Canadian Utilities Ltd., Class A Shares		392	11,300
Centrica PLC		1,718	4,403
DUET Group		6,947	15,710
E.ON SE		2,679	20,886
Engie SA		1,586	22,373
Innogy SE		209	7,684	*
National Grid PLC		1,104	14,299
RWE AG		664	10,998	*
Suez		230	3,779
Veolia Environnement SA		596	11,322
Total Multi-Utilities			172,402
Water Utilities — 0.1%
Severn Trent PLC		106	3,192
United Utilities Group PLC		263	3,316
Total Water Utilities			6,508
Total Utilities			413,107
Total Common Stocks (Cost — $4,860,685)			5,216,518
Investments in Underlying Funds — 0.6%
Schwab International Equity ETF (Cost — $31,870)		1,075	32,798
Preferred Stocks — 0.2%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Volkswagen AG		21	3,330
Consumer Staples — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA		63	8,578
Total Preferred Stocks (Cost — $10,144)			11,908

	Expiration Date	Rights
Rights — 0.0%
TPG Telecom Ltd. (Cost — $0)	5/12/17	138	67	*(a)
Total Investments before Short-Term Investments (Cost — $4,902,699)			5,261,291

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Developed ex-US Diversified Core ETF

Security	Rate	Shares	Value
Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $24,801)	0.679%	24,801	$24,801
Total Investments — 100.0% (Cost — $4,927,500#)			5,286,092
Other Assets in Excess of Liabilities — 0.0%			776
Total Net Assets — 100.0%			$5,286,868

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

Summary of Investments by Country**
Australia	12.1%
Canada	11.0
Japan	10.3
United Kingdom	7.8
France	6.4
Spain	5.6
Denmark	5.0
Finland	4.7
Italy	4.6
Germany	4.5
Israel	4.1
Singapore	3.8
Netherlands	3.7
Switzerland	3.6
Sweden	2.9
Belgium	2.4
Norway	2.4
Hong Kong	2.2
Ireland	1.1
Austria	0.7
Investments in Underlying Funds	0.6
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2017 and are subject to change.

See Notes to Financial Statements.

20	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $4,927,500)	$5,286,092
Foreign currency, at value (Cost — $8,290)	8,323
Dividends and interest receivable	15,568
Total Assets	5,309,983

Liabilities:
Payable for securities purchased	21,410
Investment management fee payable	1,705
Total Liabilities	23,115
Total Net Assets	$5,286,868

Net Assets:
Par value (Note 5)	$2
Paid-in capital in excess of par value	4,989,200
Undistributed net investment income	22,843
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(83,780)
Net unrealized appreciation on investments and foreign currencies	358,603
Total Net Assets	$5,286,868

Shares Outstanding	200,000

Net Asset Value	$26.43

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Dividends	$73,218
Interest	19
Less: Foreign taxes withheld	(8,483)
Total Investment Income	64,754

Expenses:
Investment management fee (Note 2)	9,923
Total Expenses	9,923
Net Investment Income	54,831

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(34,860)
Futures contracts	(210)
Foreign currency transactions	(980)
Net Realized Loss	(36,050)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	442,775
Foreign currencies	353
Change in Net Unrealized Appreciation (Depreciation)	443,128
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	407,078
Increase in Net Assets From Operations	$461,909

See Notes to Financial Statements.

22	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Period Ended October 31, 2016	2017	2016

Operations:
Net investment income	$54,831	$119,425
Net realized loss	(36,050)	(49,143)
Change in net unrealized appreciation (depreciation)	443,128	(84,525)
Increase (Decrease) in Net Assets From Operations	461,909	(14,243)

Distributions to Shareholders From (Note 1):
Net investment income	(150,000)	—
Decrease in Net Assets From Distributions to Shareholders	(150,000)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 200,001 shares issued, respectively)	—	4,989,227
Cost of shares repurchased (0 and 1 share repurchased, respectively)	—	(25)
Increase in Net Assets From Fund Share Transactions	—	4,989,202
Increase in Net Assets	311,909	4,974,959

Net Assets:
Beginning of period	4,974,959	—
End of period*	$5,286,868	$4,974,959
*Includes undistributed net investment income of:	$22,843	$118,012

†	For the period December 28, 2015 (inception date) to October 31, 2016.

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2017[1,2]	2016[1,3]

Net asset value, beginning of period	$24.87	$24.95

Income (loss) from operations:
Net investment income	0.27	0.60
Net realized and unrealized gain (loss)	2.04	(0.68)
Total income (loss) from operations	2.31	(0.08)

Less distributions from:
Net investment income	(0.75)	—
Total distributions	(0.75)	—

Net asset value, end of period	$26.43	$24.87
Total return, at NAV[4]	9.59%	(0.32)%

Net assets, end of period (000s)	$5,287	$4,975

Ratios to average net assets:
Gross expenses[5]	0.40%	0.40%
Net expenses[5]	0.40	0.40
Net investment income[5]	2.21	2.87

Portfolio turnover rate[6]	9%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

24	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they were traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or

26	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Industrials	$506,604	$29	—	$506,633
Other common stocks	4,709,885	—	—	4,709,885
Investments in underlying funds	32,798	—	—	32,798
Preferred stocks	11,908	—	—	11,908
Rights	—	67	—	67
Total long-term investments	5,261,195	96	—	5,261,291
Short-term investments†	24,801	—	—	24,801
Total investments	$5,285,996	$96	—	$5,286,092

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2017, securities valued at $4,397,603 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes.

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

28	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is a unitary fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$436,630
Sales	541,874

30	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

During the six months ended April 30, 2017, there were no in-kind transactions (see Note 5).

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$601,946
Gross unrealized depreciation	(243,354)
Net unrealized appreciation	$358,592

4. Derivative instruments and hedging activities

At April 30, 2017, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(210)

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$462

†	At April 30, 2017, there were no open positions held in this derivative.

5. Fund share transactions

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 200,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2016, the Fund had deferred capital losses of $47,665, which have no expiration date, that will be available to offset future taxable capital gains.

Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

32	Legg Mason Developed ex-US Diversified Core ETF 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, since the Fund’s inception. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the

Legg Mason Developed ex-US Diversified Core ETF	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for two institutional pure-index or index based passively managed international large-cap core exchange-traded funds (the “Performance Group”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI Developed ex-US Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the period from December 28, 2015 (the date of the Fund’s inception) through June 30, 2016. The Fund performed at the median performance of the funds in the Performance Group for the period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees noted that due to the limitations in providing comparable funds in the Performance Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

34	Legg Mason Developed ex-US Diversified Core ETF

Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Contractual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of institutional pure-index or index based passively managed exchange-traded funds consisting of the same two international large-cap core funds selected by Lipper as the Performance Group for the Fund and four international multi-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Lipper consisting of all institutional pure-index or index based passively managed international large-cap core and international multi-cap core exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group, but was higher than the median of the total expense ratios of the funds in the Expense Universe.

Legg Mason Developed ex-US Diversified Core ETF	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

36	Legg Mason Developed ex-US Diversified Core ETF

Legg Mason

Developed ex-US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Developed ex-US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Developed ex-US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Developed ex-US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI Developed ex-US Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Developed ex-US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275355 6/17 SR17-3084

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 26, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: June 26, 2017